SUBSEQUENT EVENTS (Details) - Apr. 14, 2023 - Subsequent event ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
2025 Convertible Notes
Subsequent Event
Convertible notes as non-current liabilities	$ 75,791	¥ 522,744
2024 Convertible Notes
Subsequent Event
Aggregate principal amount	$ 75,000